FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments And Fair Value Measurements [Abstract]
Disclosure of financial liabilities [Table Text Block]
	Less than 1 year	Between 1 - 3 years	Between 4 - 5 years	After 5 years	Total
Accounts payable and accrued liabilities	$10,385	$-	$-	$-	$10,385
Lease liabilities	186	142	81	148	557
Credit facility(1)	7,711	104,918	-	-	112,629
Reclamation and closure provision(2)	-	-	-	4,357	4,357
TOTAL	$18,282	$105,060	$81	$4,505	$127,928

(1) Debt interest payments calculated based on interest rate in effect on December 31, 2021. Interest rate may vary (note 5).

(2) Estimated undiscounted cash flows.

Disclosure of detailed information about effect of changes in foreign exchange rates [Table Text Block]
	US Dollar	Mexican Peso	Total
December 31, 2021
Cash and cash equivalents	$128,144	$218	$128,362
Amounts receivable	20	-	20
Value-added taxes receivable	-	23,270	23,270
Total financial assets	128,164	23,488	151,652
Less: accounts payable and accrued liabilities	7,382	(1,896)	5,486
Net financial assets	$135,546	$21,592	$157,138

Disclosure of detailed information about sensitivity analysis for foreign currency risk [Table Text Block]
December 31, 2021
C$/US$exchange rate - increase/decrease 1%	$1,355
US$/MX$exchange rate - increase/decrease 1%	$216

Disclosure of financial instruments carrying value and fair value [Table Text Block]
	Carrying value		Fair value
	Fair value through
	profit and loss	Amortized cost	Level 1	Level 2	Level 3
December 31, 2021
Financial assets
Amounts receivable	$-	$88	$-	$-	$-

Financial liabilities
Accounts payable and accrued liabilities	(1,245)	(9,140)	-	(1,245)	-
Lease liabilities	-	(441)	-	-	(441)
Debt	-	(87,168)	-	-	(87,168)
Net financial instruments	$(1,245)	$(96,661)	$-	$(1,245)	$(87,609)

December 31, 2020
Financial assets
Amounts receivable	$-	$342	$-	$-	$-

Financial liabilities
Accounts payable and accrued liabilities	(373)	(13,039)	(373)	-	-
Lease liabilities	-	(310)	-	-	(310)
Debt	-	(28,967)	-	-	(28,967)
Net financial instruments	$(373)	$(41,974)	$(373)	$-	$(29,277)